Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 17 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximate their respective fair values due to the short-term nature of such instruments. The Company measures certain financial instruments at fair value on a recurring basis, including certain convertible notes payable and related party loans, which were extinguished and reissued and are therefore subject to fair value measurement, derivative financial instruments arising from conversion features embedded in convertible promissory notes for which the conversion rate was not fixed, and equity-class. All financial instruments carried at fair value fall within Level 3 of the fair value hierarchy as their value is based on unobservable inputs. The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made.

The following table summarizes the conclusions reached regarding fair value measurements as of March 31, 2022 and December 31, 2021:

	As of March 31, 2022				As of December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Liability-classified equity instruments	$—	$—	$136,875	$136,875	$—	$—	$162,500	$162,500
Contingent acquisition consideration	—	—	747,368	747,368	—	—	1,185,690	1,185,690

Total	$—	$—	$884,243	$884,243	$—	$—	$1,348,190	$1,348,190

The changes in Level 3 financial instruments that are measured at fair value on a recurring basis during the three months ended March 31, 2022 and 2021 were as follows:

	Three Months Ended March 31,
	2022	2021

Convertible notes payable	$—	$(19,246)
Contingent acquisition consideration	438,322	(635,700)

Total	$438,322	$(654,946)

NOTE 21 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximate their respective fair values due to the short-term nature of such instruments. The Company measures certain financial instruments at fair value on a recurring basis, including certain convertible notes payable and related party loans which were extinguished and reissued and are therefore subject to fair value measurement, derivative financial instruments arising from conversion features embedded in convertible promissory notes for which the conversion rate was not fixed, and equity-class. All financial instruments carried at fair value fall within Level 3 of the fair value hierarchy as their value is based on unobservable inputs. The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made.

The following table summarizes the conclusions reached regarding fair value measurements as of December 31, 2021 and 2020:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Liability-classified equity instruments	$—	$—	$162,500	$162,500
Contingent acquisition consideration	—	—	1,185,690	1,185,690

Total	$—	$—	$1,348,190	$1,348,190

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Convertible notes payable	$—	$—	$1,336,350	$1,336,350
Contingent acquisition consideration	—	—	1,500,440	1,500,440

Total	$—	$—	$2,836,790	$2,836,790

The changes in Level 3 financial instruments that are measured at fair value on a recurring basis during the years ended December 31, 2021 and 2020 were as follows:

	Years Ended December 31,
	2021	2020

Convertible notes payable	$(19,246)	$(300,899)
Notes payable to related party	—	(80,936)
Derivative financial instruments	—	739,485
Contingent acquisition consideration	(373,656)	75,952

Total	$(392,902)	$433,602